Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2018:
Net revenue:	¥754.1	¥261.6	¥193.7	¥335.8	¥104.4	¥1,649.6	¥260.3	¥24.3	¥1,934.2
BK and TB (1) :	361.9	199.9	130.0	(0.8)	49.0	740.0	165.7	109.6	1,015.3
Net interest income	232.1	75.5	56.8	(0.8)	—	363.6	128.5	167.1	659.2
Net fees	114.2	97.7	73.0	—	49.0	333.9	(9.1)	(23.4)	301.4
Other	15.6	26.7	0.2	—	—	42.5	46.3	(34.1)	54.7
Other than BK and TB	392.2	61.7	63.7	336.6	55.4	909.6	94.6	(85.3)	918.9
Operating expenses	608.1	151.2	121.3	238.9	60.6	1,180.1	114.1	69.5	1,363.7

Operating profit (loss)	¥146.0	¥110.4	¥72.4	¥96.9	¥43.8	¥469.5	¥146.2	¥(45.2)	¥570.5
Six months ended September 30, 2019:
Net revenue:	¥731.9	¥265.0	¥186.4	¥371.3	¥101.3	¥1,655.9	¥323.6	¥36.7	¥2,016.2
BK and TB (1) :	352.1	200.4	128.5	(0.5)	45.6	726.1	226.9	62.8	1,015.8
Net interest income	225.8	83.0	56.3	0.4	0.8	366.3	66.7	57.6	490.6
Net fees	111.6	92.6	72.4	—	44.8	321.4	(6.3)	(23.8)	291.3
Other	14.7	24.8	(0.2)	(0.9)	—	38.4	166.5	29.0	233.9
Other than BK and TB	379.8	64.6	57.9	371.8	55.7	929.8	96.7	(26.1)	1,000.4
Operating expenses	594.0	156.2	120.5	274.2	65.3	1,210.2	112.9	70.8	1,393.9

Operating profit (loss)	¥137.9	¥108.8	¥65.9	¥97.1	¥36.0	¥445.7	¥210.7	¥(34.1)	¥622.3

Note:	(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in billions)
Operating profit	¥571	¥622
Reversal of (provision for) credit losses	71	(102)
Foreign exchange losses—net	(43)	(32)
Trading account profits (losses)—net	(330)	505
Equity investment securities gains (losses)—net	391	(26)
Debt investment securities gains (losses)—net	14	(136)
Equity in earnings of equity method investees—net	140	165
Impairment of goodwill	—	(241)
Reversal of ( p rovision for) off-balance sheet credit instruments	(42)	63
Other—net	(76)	20
Income before income tax expense	¥696	¥838